Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	ADMA BIOLOGICS, INC.
Entity Central Index Key	0001368514
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 12,535,672	$ 87,771
Accounts Receivable	39,112	0
Inventories	1,265,593	1,147,345
Prepaid Expenses	107,761	59,244
Total Current Assets	13,948,138	1,294,360
Property and Equipment, Net	779,297	860,932
Other Assets
Deferred Financing Costs	363,403	421,077
Restricted Cash	452,004	336,963
Deposits	12,577	12,577
Total Other Assets	827,984	770,617
TOTAL ASSETS	15,555,419	2,925,909
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts Payable	1,058,671	1,303,414
Accrued expenses	747,079	537,705
Current Portion of Leasehold Improvement Loan	11,569	10,576
Notes Payable - Related Parties	0	450,000
Total Current Liabilities	1,817,319	2,301,695
Note Payable, Net of Debt Discount	3,773,524	0
Warrant Liability	229,345	0
End of Term Liability, Note Payable	106,000	0
Deferred Rent Liability	127,595	149,785
Leasehold Improvement Loan	77,890	88,613
TOTAL LIABILITIES	6,131,673	2,540,093
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred Stock - $0.001 par value, 8,221,678 and 10,000,000 shares authorized, 8,221,678 and 0 shares issued and outstanding with a liquidation preference of $31,959,545 and $0 at December 31, 2011 and 2012, respectively	0	8,222
Common Stock - $0.001 and $0.0001 par value at December 31, 2011 and 2012, respectively; 6,500,000 and 75,000,000 shares authorized, 518,908 and 5,871,002 shares issued and outstanding at December 31, 2011 and 2012, respectively	587	519
Additional paid-in capital	46,532,487	30,185,090
Accumulated Deficit	(37,109,328)	(29,808,015)
TOTAL STOCKHOLDERS' EQUITY	9,423,746	385,816
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 15,555,419	$ 2,925,909

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	8,221,678
Preferred stock, issued	0	8,221,678
Preferred stock, outstanding	0	8,221,678
Liquidation preference	$ 0	$ 31,959,545
Common stock, par value	$ 0.0001	$ 0.001
Common stock, shares authorized	75,000,000	6,500,000
Common stock, issued	5,871,002	518,908
Common stock, outstanding	5,871,002	518,908

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Operations
REVENUES	$ 1,118,118	$ 761,042
Cost of revenues	669,056	207,570
Gross profit	449,062	553,472
OPERATING EXPENSES
Research and development expenses	3,469,078	646,756
Loss on sale of inventory	0	1,934,630
Plasma center operating expenses	1,746,864	1,163,148
General and administrative expenses	3,142,289	1,431,894
TOTAL OPERATING EXPENSES	8,358,231	5,176,428
LOSS FROM OPERATIONS	(7,909,169)	(4,622,956)
Interest income	20,924	1,689
Interest expense	(30,683)	(1,602,958)
LOSS BEFORE INCOME TAXES	(7,918,928)	(6,224,225)
State income tax benefit	617,615	320,765
NET LOSS	$ (7,301,313)	$ (5,903,460)
NET LOSS PER SHARE - BASIC AND DILUTED	$ (1.39)	$ (13.16)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	5,265,771	448,434

CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 3,386	$ 447	$ 19,974,030	$ (23,904,555)	$ (3,926,692)
Beginning Balance, Shares at Dec. 31, 2010	3,386,454	446,449
Beneficial conversion charge			556,418	0	556,418
Stock-based compensation			22,947	0	22,947
Cashless exercise of warrants, Amount		72	(72)	0	0
Cashless exercise of warrants, Shares		72,459
Conversion of notes payable and accrued interest, Amount	4,836		9,631,767	0	9,636,603
Conversion of notes payable and accrued interest, Shares	4,835,224
Net loss				(5,903,460)	(5,903,460)
Ending Balance, Amount at Dec. 31, 2011	8,222	519	30,185,090	(29,808,015)	385,816
Ending Balance, Shares at Dec. 31, 2011	8,221,678	518,908
Conversion of preferred shares and accumulated dividends, Amount	(8,222)	3,003	5,219	0	0
Conversion of preferred shares and accumulated dividends, Shares	(8,221,678)	3,002,988
Conversion of notes payable and accrued interest into common stock in private placement, Amount		35	262,705		262,740
Conversion of notes payable and accrued interest into common stock in private placement, Shares		34,759
Common stock sold in private placement, net of expenses, Amount		2,287	15,597,429		15,599,716
Common stock sold in private placement, net of expenses, Shares		2,286,964
Common stock retained by stockholders of shell company as part of reverse merger, Amount		67	(67)
Common stock retained by stockholders of shell company as part of reverse merger, Shares		67,352
Effects of change in par value from $0.001 to $0.0001 as a result of the reverse merger		(5,320)	5,320
Repurchase of common stock from placement agent, Amount		(4)	(149,996)		(150,000)
Repurchase of common stock from placement agent, Shares		(39,969)
Stock-based compensation			626,787		626,787
Net loss				(7,301,313)	(7,301,313)
Ending Balance, Amount at Dec. 31, 2012		$ 587	$ 46,532,487	$ (37,109,328)	$ 9,423,746
Ending Balance, Shares at Dec. 31, 2012		5,871,002

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (7,301,313)	$ (5,903,460)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	182,089	219,552
Stock based compensation	626,787	22,947
Amortization of debt discount and beneficial conversion charge	2,869	740,603
Amortization of Deferred Financing Costs	2,644	0
Noncash Interest Expense Related to Notes Payable	1,959	847,082
Loss on Sale of Inventory	0	1,934,630
Loss on Disposal of Equipment	18,399	945
Changes in operating assets and liabilities
Accounts receivable	(39,112)	0
Inventories	(118,248)	308,480
Prepaid Expenses	(48,517)	5,537
Restricted Cash	(115,041)	90,000
Accounts payable	(244,743)	40,160
Accrued expenses	150,622	284,526
Deferred rent liability	(22,190)	(22,190)
Net cash used in operating activities	(6,903,795)	(1,431,188)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(118,853)	(270)
Net cash used in investing activities	(118,853)	(270)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net of note payable conversion	17,287,288	0
Payment of equity issuance costs	(1,338,009)	0
Proceeds from Note Payable, Net of Fees	3,906,000	0
Debt Issuance Costs	(25,000)	0
Repurchase of Common Stock	(150,000)	0
Proceeds from Convertible Notes Payable	0	1,500,000
Repayments of notes payable	(200,000)	(200,000)
Payments of leasehold improvement loan	(9,730)	(9,742)
Net cash provided by financing activities	19,470,549	1,290,258
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,447,901	(141,200)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	87,771	228,971
CASH AND CASH EQUIVALENTS - END OF PERIOD	12,535,672	87,771
Cash paid for interest	1,085	15,273
Supplemental Disclosure of Noncash Financing Activities:
Preferred stock issued upon note payable and interest conversion	0	9,636,603
Equity issuance costs, accrued and not paid	69,533	421,077
Issuance of common stock through the cashless exercise of warrants	0	72
Stock retained by stockholders of shell company	67	0
Conversion of notes payable and interest in private placement	262,740	0
End of term liability for note payable	106,000	0
Warrants issued in connection with note payable	$ 229,345	$ 0

1. ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
1. ORGANIZATION AND BUSINESS

1.      ORGANIZATION AND BUSINESS

ADMA Biologics, Inc. (“ADMA” or the “Company”) is a specialty immune globulin company that develops, manufactures and intends to market plasma-based biologics for the treatment and prevention of certain infectious diseases.  ADMA focuses on developing and commercializing plasma-derived human immune globulins through its wholly-owned subsidiary, ADMA Plasma Biologics, Inc. founded in 2004.  ADMA is based in Hackensack, New Jersey.  In addition, ADMA operates ADMA Bio Centers of Georgia. This wholly-owned subsidiary is a Delaware corporation that was formed on April 3, 2008.  ADMA Bio Centers of Georgia is an FDA-licensed source plasma collection facility located in Norcross, Georgia.

The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future.  The Company has needed to raise capital from the sales of its securities to sustain operations.  In February 2012, the Company completed a private placement to raise gross proceeds of $17.3 million (see Note 7).

Based upon the Company’s projected revenue and expenditures for 2013, management currently believes the Company’s existing cash along with the option to borrow an additional $2 million in two equal tranches of $1 million each upon the satisfaction of  (i) enrolling at least 1 patient in a pivotal clinical study, Phase III of our lead product candidate RI-002 and (ii) the closing of an equity financing or subordinated unsecured convertible debt financing, both or individually on or before June 30, 2013, from its existing Loan and Security Agreement with Hercules Technology Growth Capital, Inc., or Hercules, in addition to a backstop financing agreement with the lead investors from the February 2012 private placement will be sufficient to enable it to fund its operating expenses, research and development expenses and capital expenditures into the second quarter of 2014.  Because the Company does not anticipate receiving FDA approval for RI-002 until, at the earliest, the second half of 2015, if at all, and would therefore not be able to generate revenues from the commercialization of RI-002 until after that date, it will have to raise additional capital prior to the second quarter of 2014 to continue product development and operations.  The Company is unable to predict with reasonable certainty when, if ever, it will generate revenues from the commercialization of RI-002 and, therefore, how much additional capital it will need to raise prior to the second quarter of 2014.  Furthermore, if the Company’s assumptions underlying its estimated revenues and expenses prove to be wrong, it may have to raise additional capital sooner than anticipated.  There can be no assurance that such funds, if available at all, can be obtained on terms acceptable to the Company.  Because of numerous risks and uncertainties associated with the research, development and future commercialization of the Company’s product candidate, it is unable to estimate with certainty the amounts of increased capital outlays and operating expenditures associated with its anticipated clinical trials and development activities.  Its current estimates may be subject to change as circumstances regarding requirements further develop.

There can be no assurance that the Company’s research and development will be successfully completed or that any product will be approved or commercially viable.  The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, dependence on collaborative arrangements, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with FDA and other governmental regulations and approval requirements.

Prior to the last quarter of 2011, ADMA was a development stage company.  ADMA’s primary focus since 2004 has been conducting research and development of human plasma-derived products for the treatment of specific disease states.  The plasma collection center in Georgia was established in 2008 as a complementary business operation.  The Georgia facility received its Food and Drug Administration or FDA license in August 2011.  Under FDA license, ADMA BioCenters can collect normal source plasma and high-titer RSV plasma.  The Company sells a portion of the collected normal source plasma to buyers in the open “spot” market.  The Company also plans to use the high-titer Respiratory Syncytial Virus or RSV plasma collected by ADMA BioCenters in the manufacturing of RI-002.  ADMA transitioned to an operating company from the development stage during the fourth quarter of 2011 when it began to generate revenues from this business segment.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following comprises the Company’s significant accounting policies:

Basis of presentation

The accompanying consolidated financial statements include the accounts of ADMA Biologics, Inc. and its wholly-owned subsidiaries.  All significant intercompany transactions and balances have been eliminated in consolidation.

Cash and cash equivalents

The Company considers all highly-liquid instruments purchased with a maturity of three months or less to be cash equivalents.

Inventories

Plasma inventories (both plasma intended for resale and plasma intended for internal use in our research and development activities) are carried at the lower of cost or market value determined on the first-in, first-out method.  Once the research and development plasma is processed to a finished good for ongoing trials it is then expensed to research and development.  Inventory at December 31, 2011 and 2012 consists of raw materials.  Inventory also includes plasma collected at the Company’s FDA licensed plasma collection center.  Certain plasma inventory was sold in 2011, and the Company recorded a loss of $1,934,630.  The total amount of inventory sold at book value was $2,439,487 and the Company received $504,857 in proceeds from the sales.

Revenue recognition

Revenue from the sale of human plasma collected at the Company’s FDA licensed plasma collection center and plasma-derived medicinal products is recognized at the time of transfer of title and risk of loss to the customer, which usually occurs at the time of shipment.  Revenue is recognized at the time of delivery if the Company retains the risk of loss during shipment.  The Company’s revenues are substantially attributed to one customer.

This plasma inventory sold in 2011 was sold on a non-recurring basis and had not been collected at our plasma collection facility, but had been purchased from third parties to conduct research and development for a different product.  The Company abandoned the research program and sold the inventory to generate additional funds for operations.  Therefore, the sale was not recorded as revenue with related cost of sales, but was instead recorded as a loss on sale of inventory.

Research and development costs

The Company expenses all research and development costs as incurred including plasma and equipment for which there is no alternative future use.  Such expenses include licensing fees and costs associated with planning and conducting clinical trials.

Use of estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Significant estimates include valuation of inventory, assumptions used in the fair value of stock-based compensation, and the allowance for the valuation of future tax benefits.

Concentration of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents.

Property and equipment

Fixed assets are stated at cost less accumulated depreciation.  Depreciation is calculated using the straight-line method over the asset’s estimated useful life, which is five to ten years.  Leasehold improvements are amortized over the lesser of the lease term or their estimated useful lives.

Income taxes

From June 24, 2004 to July 16, 2007, the Company elected to be taxed as an S corporation for both Federal and state income tax reporting purposes.  Accordingly, the taxable income or loss related to that period was includable in the personal income tax returns of the stockholders.

Effective July 16, 2007, the Company was merged into a C corporation and adopted guidance issued by the Financial Accounting Standards Board, “Accounting for Income Taxes” which requires that the Company recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined on the basis of the difference between the tax basis of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse.  The Company records a valuation allowance on its deferred income tax assets if it is more likely than not that these deferred income tax assets will not be realized.

The Company has no unrecognized tax benefits at December 31, 2011 and 2012.  The Company’s U.S. Federal and state income tax returns prior to fiscal year 2009 are closed and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

The Company will recognize interest and penalties associated with tax matters as income tax expense.

Earnings (Loss) Per Share

Net loss per share is determined in accordance with the two-class method.  This method is used for computing basic net loss per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the Company.  Under the two-class method, net loss is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings.  The Company’s Series A convertible preferred stock are participating securities, since the stockholders are entitled to share in dividends declared by the board of directors with the common stock based on their equivalent common shares.

Basic net loss per share is computed by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the period.  Because the holders of the Series A convertible preferred stock are not contractually required to share in the Company’s losses in applying the two-class method to compute basic net loss per common share, no allocation to preferred stock was made for the years ended December 31, 2011 and 2012.

Diluted net loss per share is calculated by dividing net loss applicable to common stockholders as adjusted for the effect of dilutive securities, if any, by the weighted average number of common stock and dilutive common stock outstanding during the period.  Potential common shares include the shares of common stock issuable upon the exercise of outstanding stock options and a warrant (using the treasury stock method) and the conversion of the shares of Series A convertible preferred stock (using the more dilutive of the (a) as converted method or (b) the two –class method).  Potential common shares in the diluted net loss per share computation are excluded to the extent that they would be anti-dilutive.  No potentially dilutive securities are included in the computation of any diluted per share amounts as the Company reported a net loss for all periods presented.  Potentially dilutive securities that would be issued upon conversion of convertible notes, conversion of Series A convertible preferred stock, and the exercise of outstanding warrants and stock options were 2.2 million at December 31, 2011 and 0.9 million at December 31, 2012.

Stock-based compensation

The Company follows recognized accounting guidance which requires all stock-based payments, including grants of stock options, to be recognized in the Statement of Operations as compensation expense, based on their fair  values on the grant date.  The estimated fair value of options granted under the Company’s 2007 Employee Stock Option Plan (the “Plan”) are recognized as compensation expense over the option-vesting period.

During the years ended December 31, 2011 and 2012, the Company recorded stock-based compensation expense to employees and a consultant of $22,947 and $626,787, respectively.  There were 0 and 643,325 options granted to employees and members of the Board of Directors for the years ended December 31, 2011 and 2012, respectively.

The fair value of employee options granted was determined on the date of grant using the Black-Scholes model.  The Black-Scholes option valuation model was developed for use in estimating the fair value of publicly traded options, which have no vesting restrictions and are fully transferable.  In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility.  The Company’s employee stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions can materially affect the fair value estimate.  Because there is no public market for the Company’s stock and very little historical experience with the Company’s stock options, a small similar publicly traded company was used for comparison and expectations as to assumptions required for fair value computation using the Black-Scholes methodology.  Guidance for stock-based compensation requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The Company currently estimates there will be no forfeitures of options.

The Company records compensation expense associated with stock options and other forms of equity compensation using the Black-Scholes option-pricing model and the following assumptions:

Year Ended December 31,
2012
Risk-free interest rate	0.97-1.62%
Expected volatility	82-85%
Expected term of options in years	6.25
Expected dividend yield	0.0%

Fair value of financial instruments

The carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents, accounts payable, and notes payable are shown at cost which approximates fair value due to the short-term nature of these instruments.  The carrying value of the long-term note payable approximates its fair value as of December 31, 2012, due to the timing of its closing which occurred on December 21, 2012.

3. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
3. PROPERTY AND EQUIPMENT

3.      PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31:	2011	2012
Lab and office equipment	$465,778	$523,300
Computer software	141,277	141,277
Leasehold improvements	940,103	940,103
	1,547,158	1,604,680
Less: accumulated depreciation and amortization	(686,226)	(825,383)
	$860,932	$779,297

The Company recorded depreciation and amortization expense of $219,552 and $182,089 for the years ended December 31, 2011 and 2012, respectively.  The Company recorded a loss on disposal of equipment of $945 for the year ended December 31, 2011 and $18,399 for the year ended December 31, 2012.

4. LEASEHOLD IMPROVEMENT LOAN	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
4. LEASEHOLD IMPROVEMENT LOAN

4.           LEASEHOLD IMPROVEMENT LOAN

In connection with the lease of commercial real estate by the Company’s wholly-owned subsidiary for the operation of the plasma collection center, the Company borrowed $125,980 from the lessor to pay for leasehold improvement costs in excess of the allowance provided for in the lease agreement.  The loan bears interest at 9% and is payable in 120 monthly installments of $1,596 maturing December 31, 2018.  Principal maturities under the loan are as follows:

2013	$11,569
2014	12,654
2015	13,841
2016	15,139
2017	16,559
Thereafter	19,697
Total	$89,459

5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS

5.      NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS

As of February 13, 2012, all Notes and accrued interest and Preferred Stock have been converted into common stock or repaid in full.

Prior to February 13, 2012, the Company has issued senior secured convertible promissory notes (the “Notes”) to significant stockholders pursuant to the terms of Note Purchase Agreements.  The outstanding principal and interest under the notes are due and payable upon the earliest to occur of:  (i) March 31, 2012 (as amended); (ii) the date on which the Company consummates a preferred stock financing in which the gross proceeds to the Company total at least $10,000,000 (“Qualified Financing” as defined in the Notes); and (iii) the occurrence of an Event of Default (as defined in the Notes), the first of these three events to occur referred to as the “Maturity Date”.  Interest accrues on the outstanding principal at the stated rate and is payable on the Maturity Date.

If all or any of the principal and accrued interest thereon remains outstanding prior to the date of a Qualified Financing, those amounts shall automatically convert into shares of the Company’s preferred stock at the lower of (a) the price per share paid by investors in the Qualified Financing or (b) the stated Conversion Price.

Any principal and accrued interest thereon that remains outstanding will convert into preferred shares at the stated conversion price if immediately prior to the Maturity Date, a Qualified Financing has not occurred and the Company does not have sufficient cash on hand to repay the outstanding balance in full.  The Series A-1 and A-2 Preferred Stock shall have the same rights and privileges as the Company’s Series A Preferred Stock and shall be senior to the Series A Preferred Stock in liquidation preference.

If the principal amounts due under these notes are repaid on the Maturity Date, the payees have the option to convert all of the accrued interest into shares of Series A Preferred Stock determined by dividing the interest by the Conversion Price.

In the Event of a Default, the interest rate stated on the notes shall be increased by three percent (3%) per annum.  The Notes are collateralized by all of the assets of the Company.

The Company issued promissory notes, which are not convertible, to significant stockholders pursuant to the terms of Note Purchase Agreements.  The outstanding principal and interest under the notes are due and payable upon the earliest to occur of: (i) March 31, 2012 (as amended); (ii) the occurrence of a prepayment event (as defined in the Notes) or (iii) the occurrence of an Event of Default (as defined in the Notes), the first of these three events to occur referred to as the “Maturity Date”.

In December 2011, $8,150,000 of the convertible notes payable and $1,486,603 of accrued interest thereon were converted into 4,835,224 shares of the Company’s Series A-1 preferred stock at a conversion price of $1.9930 per share.

Notes payable consist of the following as of and for the year ended December 31, 2011:

Issue Date	Principal December 31, 2010	Principal Issued in 2011			Principal Converted in 2011		Principal Repaid in 2011		Principal December 31, 2011		Interest Rate	Conversion Price

Aug-09	$2,500,000	$	---		$(2,500,000	) *	$	---	$	---	9%	$1.9930
Dec-09	2,500,000		---		(2,500,000	) *		---		---	9%	$1.9930
Jun-10	1,800,000		---		(1,800,000	) *		---		---	12%	$1.9930
Dec-10	500,000		---		(500,000	) *		---		---	10%	$1.9930
Feb-11	---		300,000		(300,000	) *		---		---	10%	$1.9930
May-11	---		250,000		(250,000	) *		---		---	10%	$1.9930
Jun-11	---		300,000		(300,000	) *		---		---	10%	$1.9930
Aug-11	---		250,000		---			---		250,000	10%	$1.9930
Sep-11	---		100,000	**	---			(100,000)		---	18%	---
Oct-11	---		100,000	**	---			(100,000)		---	18%	---
Dec-11	---		200,000		---			---		200,000	18%	---
	$7,300,000		$1,500,000		$(8,150,000)			$(200,000)		$450,000

*Notes convertible into Series A-1 and A-2 Preferred Stock.  The conversion price was amended to $1.9930 on December 22, 2011, resulting in a charge to interest expense of $556,418.  Additional charges to interest of $184,185 was recorded in 2011 for the beneficial conversion feature on the notes issued in June and December 2010.

**Notes paid in full during the year ended December 31, 2011 including interest of $1,972.

Total interest expense incurred on the notes payable for the years ended December 31, 2011 and 2012 was $1,587,685 and $1,959, respectively.

Stock purchase warrants

In connection with the issuance of the June 2010, August 2011 and September 2011 Notes, the Company issued common stock purchase warrants expiring ten years from date of issue to existing common and preferred stockholders at an exercise price of $0.06 per share.  Such warrants vested immediately and can be exercised at any time up to the expiration date.  As of January 1, 2011, there were 66,967 warrants outstanding.  For the year ended December 31, 2011, there were 6,601 warrants issued, 744 were cancelled, and 72,824 were exercised, resulting in no warrants outstanding as of December 31, 2011.

6. DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
6. DEBT

6.  DEBT

Hercules Debt Agreement

In December 2012, the Company entered into a Loan and Security (the “Loan Agreement”) with Hercules Technology Growth Capital, Inc. (“Hercules”).   Under the Loan Agreement, the Company may borrow on a revolving basis up to a maximum of $6.0 million which is comprised of the initial $4 million note obligation committed to in December 2012, along with an additional $2 million consisting of $1 million each of the satisfaction of  (i) enrolling at least 1 patient in a pivotal clinical study, Phase III of our lead product candidate RI-002 and (ii) the closing of an equity financing or subordinated unsecured convertible debt financing, both or individually on or before June 30, 2013.  Pursuant to the Loan Agreement, the Company issued a $4 million note and received net proceeds of $3.9 million. The loan bears interest daily at the greater of (i) 8.5% and (ii) the sum of (a) 8.5% plus (b) the Prime Rate (as reported in The Wall Street Journal) minus 5.75%. The line of credit is collateralized by all of the Company’s assets, except for our intellectual property (which is subject to a negative pledge). The principal will be repaid over 27 months beginning no later than May 1, 2014, unless accelerated as a result of certain events of default. If the Company generates any proceeds from the collateral securing the line of credit, such proceeds must be paid to the lender up to the amount of any outstanding balance. Interest is due and payable on the first of every month and at the termination date, unless accelerated as a result of an event of default.

A backend fee of $106,000, equal to 2.65% of the amount funded under the facility, is due on the maturity or prepayment date or the date that the secured obligations become due and payable and a 1% facility fee in the amount of $60,000 and $34,000 of reimbursable legal fees incurred by Hercules were deducted from the $4 million note.  The Company also made a $25,000 payment to Hercules as a commitment fee as part of the due diligence process prior to receiving funding.  The Loan Agreement expires no later than August 2016, but can be terminated early in the following circumstances: (a) automatically upon the commencement of insolvency proceedings by or against the Company, (b) at the option of the lender without notice upon any other event of default, and (c) at the option of the Company upon seven business days' prior written notice.  In the event of early termination, whether effected by the Company (which may prepay the loan in full), the lender or automatically, the Company is obligated to pay an amount corresponding to a percentage of the principal amount of the loan, with such percentage being: 3% if termination occurs in the first year, 2% if termination occurs in the second year and 0.5% if termination occurs after the second year but prior to the last day of the term.

The Loan Agreement contains customary representations, warranties and covenants, including limitations on incurring indebtedness, engaging in mergers or acquisitions and making investments, distributions or transfers.

Events of default under the agreement include, but are not limited to: (i) insolvency, liquidation, bankruptcy or similar events; (ii) failure to pay any debts due under the Loan Agreement or other loan documents on a timely basis; (iii) failure to observe any covenant or secured obligation under the Loan Agreement, which failure, in most cases, is not cured within 10 days of written notice by lender; (iv) occurrence of any default under any other agreement between the Company and the lender, which is not cured within 10 days; (v) occurrence of an event that could reasonably be expected to have a material adverse effect; (vi) material misrepresentations; (vii) occurrence of any default under any other agreement involving indebtedness in excess of $50,000 or the occurrence of a default under any agreement that could reasonably be expected to have a material adverse effect; and (viii) certain money judgments are entered against the Company or any portion of the Company’s assets are attached or seized. Remedies for events of default include acceleration of amounts owing under the Loan Agreement and taking immediate possession of, and selling, any collateral securing the loan.

In connection with the Loan Agreement, the Company issued to Hercules a warrant to purchase 31,750 shares of common stock with an exercise price set at the lower of (i) $7.56 or (ii) the price per share of the next institutional round of financing, subject to customary anti-dilution adjustments.  The warrant expires after 10 years and has piggyback registration rights. In addition, the Company has also granted Hercules the option to invest (so long as the credit facility remains) up to $1 million in any future equity financings at the same terms as the other investors.

The fair value of the warrant was calculated using a lattice-based option model in order to account for features in the warrant that could cause the exercise price to reset (“downround protection”) in the next issuance of the Company’s common stock (the next round of equity financing).  The key assumptions used to value the warrants included the expected date of the next round of equity financing, volatility of 84% on the Company’s common stock based upon similar public companies’ volatilities for comparison, an expected dividend yield of 0.0%, and a term of 10 years.  The Company recorded the fair value of the warrant of $229,345 as warrant liability and as a debt discount to the carrying value of the loan.  This warrant liability will be adjusted to fair value each reporting period using a lattice-based option model and the debt discount will be amortized to interest expense over the term of the loan.   Also, upon full repayment or maturity of the loan, Hercules is due a payment of 2.65% of the loan, or $106,000, which is recorded as deferred financing costs and as a long-term liability. Additionally, as noted above, the Company incurred fees related to the loan agreement and reimbursed Hercules for costs incurred by them related to the loan aggregating $119,000. The Company will amortize these loan costs totaling $225,000 to interest expense over the term of the loan.  For the year ended December 31, 2012, interest expense related to the Hercules loan was $9,386.

7. STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
7. STOCKHOLDERS' EQUITY

7.      STOCKHOLDERS’ EQUITY

The Company was originally organized as an S corporation and issued 100 shares of stock at a par value of $0.01 each.  On July 16, 2007, the Company merged into a C corporation and, concurrent with this election, each of the shares of stock of the terminating S corporation converted into 30,358.56 shares of common stock of the C corporation, resulting in a total of 446,449 shares outstanding.  Since the shareholders of the S corporation became the majority shareholders of the C corporation, this was accounted for as a reverse merger.  Accordingly, the pre-merger financial statements of the S corporation have become the historical financial statements of the C corporation.

Upon conversion of the Company from an S corporation to a C corporation, the Company increased its authorized common stock to 6,500,000 shares with a par value of $.001 per share and authorized 3,400,000 shares of Series A preferred (Series A shares), with a par value of $.001 per share.  On July 17, 2007, the Company completed a private placement and raised gross proceeds of $17,000,000 from the sale of 3,386,454 Series A convertible preferred shares at a sale price of $5.02 per share.

In December 2011, 72,459 shares of Common Stock were issued in connection with the cashless exercise of 72,824 Stock Purchase Warrants and 4,835,224 shares of Series A-1 Preferred Stock were issued in connection with the conversion of notes payable and accrued interest thereon.

In December 2011, the corporate charter was amended to increase the authorized capital from 6,500,000 to 16,800,000 common shares and from 3,400,000 to 8,221,678 preferred shares.

On December 22, 2011, $8,150,000 of notes payable to significant shareholders plus accrued interest were converted to Series A Preferred Stock at a conversion rate of $1.993 per share resulting in the issuance of 4,835,224 additional shares of Series A Preferred Stock.  The note holders also exercised 72,824 warrants in a cashless transaction for 72,459 shares of common stock and cancelled warrants for an additional 744 shares of common stock.  The due date on all remaining notes payable to significant shareholders was extended from December 31, 2011 to March 31, 2012.

The Series A Preferred Shares had the following rights and preferences:

Dividends

From and after the date of their issuance, dividends at the rate per annum of $0.3514 per share accrued on Series A Preferred shares.  The Company was under no obligation to pay such accrued dividends.  However, dividends on the Preferred Shares were cumulative from the date of issuance and were to be paid before any dividends on shares of any other class of stock of the Company.  No such dividends were declared prior to December 31, 2010.  As of December 31, 2012 and 2011, $0 and $5,326,207, respectively, in dividends had accumulated on the Series A shares.

Conversion

The holders of the Series A Preferred Shares had the right to convert their shares to common stock at any time at an initial conversion price of $5.02 per share.  In certain situations, the Preferred Shares were protected from dilution by future issuances of common stock at less than the Series A Preferred Share conversion price.  At December 31, 2011, the conversion price was $13.5524 per share under these anti-dilution provisions.

The Company was required, at all times, to reserve a sufficient number of shares of common stock to effect the conversion of all outstanding shares of preferred stock.

Liquidation preference

Upon liquidation or dissolution of the Company, the holders of the Series A shares were entitled to be paid an amount per share equal to the Series A Original Issue Price ($5.02 per share) plus the cumulative unpaid dividends and any other dividends declared but unpaid.

Voting

The stockholders of the Series A Preferred Shares vote together with all other classes of stock as a single class on matters presented to the stockholders of the Company.  Each holder of Series A Preferred Shares was entitled to a number of votes (one vote) equal to the number of whole shares of common stock into which the Series A Preferred Shares of such holder were convertible as of the record date for determining stockholders to vote on such matters, except with respect to certain corporate actions, which require a fifty percent (50%) approval of the then outstanding Series A Preferred Shares.  The holders of record of the Series A shares, as a separate class, were entitled to elect two directors of the five-member Board of the Company.  One of the two “Series A Directors” served as Chairman of the Board.  The holders of record of the common stock were also entitled to elect two directors.

As of February 13, 2012, there were no Preferred Shares outstanding.

2012 Merger and Financing

On February 13, 2012, in connection with, and immediately prior to the closing of the Merger (as defined below), the Company completed a private placement (the “2012 Financing”) of 2,321,723 shares of the Company’s common stock at a price per share of $7.56 to accredited investors, for gross proceeds to the Company of $17,550,029 pursuant to a securities purchase agreement (the “Securities Purchase Agreement”). In lieu of repayment of senior secured promissory notes in the aggregate principal amount of $250,000 (plus $12,740 in accrued interest), the aggregate amount of unpaid principal and interest on the notes was invested by the holders of such notes in the 2012 Financing in exchange for shares of the Company’s common stock.  The net cash proceeds from the 2012 Financing, after the payment of all expenses related to the 2012 Financing and the Merger, approximated $15.3 million.

The Placement Agent acted as the exclusive placement agent in connection with the 2012 Financing.  The Company paid the Placement Agent a cash fee for its services equal to 7% of the aggregate offering price paid by each investor in the 2012 Financing, other than with respect to certain investors.  As additional compensation, the Company issued the Placement Agent warrants (the “Placement Agent Warrants”) to purchase 111,587 shares of common stock of the Company.  The Placement Agent Warrants, which were exchanged for warrants of ParentCo (as defined below) in the Merger, are exercisable at $7.56 per share of Common Stock at any time beginning on August 11, 2012 and ending on February 12, 2017.  The Company also agreed to reimburse the Placement Agent for up to $100,000 of expenses it incurred in connection with the 2012 Financing and to indemnify it against certain liabilities in connection with the 2012 Financing.

On February 13, 2012, R & R Acquisition VI, Inc. (“ParentCo”) entered into a merger agreement (the “Merger Agreement”) with the Company and ADMA Acquisition Sub, Inc., a Delaware corporation (“Acquisition Sub”) (“Merger”). Upon closing of the Merger, Acquisition Sub was merged with and into the Company, and the Company, as the surviving corporation in the Merger, became a wholly-owned subsidiary of ParentCo.  ParentCo’s corporate name was changed to ADMA Biologics, Inc.

In connection with the Merger and pursuant to the terms of the Merger Agreement, all of the then issued and outstanding shares of the Company’s common stock, including the common stock issued in the 2012 Financing and including the shares of the Company’s Series A preferred stock, which were converted into common stock immediately prior to and as part of the Merger, were automatically exchanged into 5,843,613 shares of common stock of ParentCo, par value $0.0001 per share (the “Common Stock”) at a 1:1 exchange ratio (subsequently adjusted for the 0.27 stock dividend); all warrants, options and other rights to purchase or acquire shares of the Company’s common stock outstanding immediately prior to the Merger, including the Placement Agent Warrants and including the additional options granted to Adam S. Grossman, CEO, under his new employment agreement, were converted into warrants, options or other rights, as the case may be, to purchase an aggregate of 486,893 shares of Common Stock at the same exercise prices; and 3,107,648 of the 3,175,000 shares of Common Stock held by the stockholders of ParentCo immediately prior to the Merger were canceled such that these stockholders held 67,352 shares of Common Stock, not including the 111,589 shares issuable upon exercise of the Placement Agent Warrants, held by an affiliate of one of such stockholders.

Immediately prior to the Merger and the transactions described above, (i) 3,386,454 shares of Series A Preferred Stock of the Company were converted into 14,279,559 shares of the Company’s common stock after giving effect to cumulative anti-dilution adjustments and accrued dividends, and 4,835,224 shares of the Company’s Series A Preferred Stock issued in December 2011 upon the conversion of convertible notes were converted into 6,140,734 shares of the Company’s common stock and (ii) the shares of common stock of the Company were reverse split at a ratio of 1-for-6.8 (the “Reverse Split”). The consolidated financial statements were adjusted to give retroactive effect to the Reverse Split.

As part of the Merger, ParentCo assumed certain of the Company’s obligations under an investors’ rights agreement, dated July 17, 2007, by and among the Company and its stockholders (the “Investors’ Rights Agreement”), assumed the Company’s obligations under the Securities Purchase Agreement, and assumed the Company’s Plan.  After an increase in authorized shares under the Plan in connection with the Merger, the Company currently has options to purchase 375,304 shares of Common Stock issued and outstanding under the Plan and has reserved for future issuance under the Plan an additional 337,420 shares of Common Stock.

For accounting purposes, the Merger was accounted for as a reverse acquisition, with the Company as the accounting acquiror (legal acquiree) and ParentCo as the accounting acquiree (legal acquiror), effectively a recapitalization of the Company.

Following the Merger, the Company is authorized by its certificate of incorporation to issue an aggregate of 85,000,000 shares of capital stock, of which 75,000,000 are shares of common stock and 10,000,000 are shares of preferred stock, each with a par value of $0.0001 per share.

On February 13, 2012, the Company entered into a new employment agreement with its President and Chief Executive Officer, Adam S. Grossman, which has an initial term of three (3) years, with automatic three (3) year renewal periods unless notice is provided 90 days in advance.  The employment agreement provides that Mr. Grossman (i) will initially be paid $350,000 annually beginning on the date on which the Merger closed (the “Effective Date”); (ii) is eligible for an annual cash bonus, the target of which is $100,000, based upon the attainment of certain performance objectives mutually agreed to by the Board of Directors and Mr. Grossman; (iii) was to be granted on the Effective Date options to purchase shares of Common Stock representing 4% of the Company’s equity on a fully diluted basis (options to purchase 269,410 shares of Common Stock at an exercise price of $7.56 were granted pursuant to this provision) and (iv) is eligible to participate in the Company’s standard benefits package.  All options granted to Mr. Grossman were issued under the Company’s stock option plan and vest over a four year period, with 25% of the options vesting on the Effective Date, and the remaining 75% vesting in equal monthly installments over the following 48 months of continued employment (full vesting on the fourth anniversary of the Effective Date), subject to accelerated vesting under certain circumstances.  Mr. Grossman also received a bonus in connection with his 2011 performance, including in connection with the 2012 Financing and Merger, of $50,000 on the date on which the Merger closed.

On October 1, 2012, the Company and Rodman & Renshaw, LLC, entered into a Securities Purchase Agreement (“SPA”) whereby the Company purchased 39,969 shares of common stock, par value $0.0001 per share, for $150,000 from Rodman & Renshaw, LLC.  The shares of common stock purchased by the Company had originally been issued to R&R Investments IV, Inc., an affiliate of Rodman & Renshaw, LLC. See Note 1 - Organization and Business for additional information regarding the Merger and the 2012 Financing.  These shares of common stock were retired, thus reducing the total shares of common stock outstanding from 5,910,971 to 5,871,002.

8. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
8. RELATED PARTY TRANSACTIONS

8.      RELATED PARTY TRANSACTIONS

The Company leases an office building and equipment from an entity owned by related parties on a month-to-month basis.  Rent expense amounted to $96,448 for each of the years ended December 31, 2011 and 2012, respectively.  The Company maintains deposits and other accounts at a bank which is less than 5%-owned by related parties and where a stockholder is a member of the Board of Directors of the bank.

The Company owed $450,000 and $0 to existing common and preferred stockholders under senior secured convertible promissory notes and nonconvertible promissory notes at December 31, 2011 and 2012, respectively. During 2011, there were additional borrowings of $1,500,000 from the Company’s existing common and preferred stockholders and repayments of $200,000 plus interest of $1,972.

9. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
9. COMMITMENTS AND CONTINGENCIES

9.      COMMITMENTS AND CONTINGENCIES

Lease commitments

Effective June 1, 2008, the Company entered into a 10-year lease for commercial space in a Georgia office building, commencing October 1, 2008.  The lease provides for annual rent increases and renewal options at market rent.  Rent expense under this lease was approximately $140,000 in both 2011 and 2012.

Future minimum lease payments for each of the five years ending December 31 and thereafter are as follows:

2013	$156,058
2014	159,995
2015	164,026
2016	168,089
2017	172,278
Thereafter	131,618
$952,064

Irrevocable letter of credit

On May 27, 2008, the Company established a $426,963 standby letter of credit (“LOC”) in favor of a landlord to guarantee payment under the Georgia office building lease.  The landlord granted a temporary reduction of $90,000 in the amount of the required letter of credit to $336,963.  This reduction was valid until the Company received FDA license for its plasma collection center in Georgia and begins to receive proceeds from the sale of plasma collected from the center.  This license was granted by the FDA in August 2011 and the Company has reestablished the LOC to $452,004 in accordance with the lease and required bank minimum standards for such LOC.  The entire amount under this letter of credit is maintained in a restricted cash account as of December 31, 2012 and 2011.  The letter of credit expires on September 30, 2018.  Provided the Company is in good standing with the landlord, the Company has the ability to extinguish the LOC in accordance with the lease agreement as of September 30, 2013.

Other commitments

On December 31, 2012, the Company entered into a new Manufacturing, Supply and License Agreement with Biotest, which replaces a prior agreement that expired on December 31, 2012.  Under the agreement, the Company agreed to purchase exclusively from Biotest its worldwide requirements of Respiratory Syncytial Virus (“RSV”) immune globulin manufactured from human plasma containing RSV antibodies.  The term of the agreement is for a period of ten years from January 1, 2013, renewable for two additional five-year periods at the agreement of both parties. The Company is obligated under this agreement to purchase a minimum of at least one lot of product during each calendar year after the finished product is approved by the Food and Drug Administration (“FDA”).  This number is subject to increase at the Company’s option.  As consideration for Biotest’s obligations under the agreement, the Company is obligated to pay a dollar amount per lot of RSV immune globulin manufactured from human plasma containing RSV antibodies, as well as a percentage royalty on the sales thereof and of RI-002, up to a specified cumulative maximum.  The agreement may be terminated by either party (a) by reason of a material breach if the breaching party fails to remedy the breach within 120 days after receiving notice of the breach from the other party, (b) upon bankruptcy, insolvency, dissolution, or winding up of the other party, or (c) if the other party is unable to fulfill its obligations under the agreement for 120 consecutive days or more as a result of (a) or (b) above.

In a separate license agreement effective December 31, 2012, the Company granted Biotest an exclusive license to market and sell RSV antibody-enriched Immune Globulin Intravenous (“IGIV”)  in Europe and in selected countries in North Africa and the Middle East, collectively referred to as the Territory, to have access to the Company’s testing services for testing of Biotest’s plasma samples using the Company’s proprietary RSV assay, and to reference (but not access) the Company’s proprietary information for the purpose of Biotest seeking regulatory approval for the RSV antibody-enriched IGIV in the Territory.  As consideration for the license, Biotest agreed to provide the Company with certain services at no charge and also compensate us with cash payments upon the completion of certain milestones.  Biotest is also obligated to pay the Company an adjustable royalty based on a percentage of revenues from the sale of RSV antibody-enriched IGIV in the Territory for 20 years from the date of first commercial sale. Additionally, Biotest has agreed to grant the Company an exclusive license for marketing and sales in the United States and Canada for Biotest’s Varicella Zoster Immune Globulin (“VZIG”), the terms of which the Company expects to finalize by the end of the second quarter of 2013.  As such, the Company expects to account for the value of this license as a charge to operations once the terms of the in-license agreement are finalized.

Pursuant to the terms of a Plasma Purchase Agreement with Biotest, the Company has agreed to purchase from Biotest an annual minimum volume of source plasma containing antibodies to RSV to be used in the manufacture of RI-002.  This volume will increase at the earlier of our receipt of a Biologics License Application (“BLA”) from the FDA, or March 31, 2016.  The Company must purchase a to-be-determined and agreed upon annual minimum volume from Biotest but may also collect high-titer RSV plasma from up to five wholly-owned ADMA BioCenters.  Unless terminated earlier, the agreement expires in November 2021, after which it may be renewed for two additional five-year periods if agreed to by the parties.  Either party may terminate the agreement if the other party fails to remedy any material default in the performance of any material condition or obligation under the agreement following notice.  Either party may also terminate the agreement, after providing written notice, if a proceeding under any bankruptcy, reorganization, arrangement of debts, insolvency or receivership law is filed by or against the other party, and is not dismissed or stayed, or a receiver or trustee is appointed for all or a substantial portion of the assets of the other party, or the other party makes an assignment for the benefit of its creditors or becomes insolvent.  The Company may also terminate the agreement upon written notice if the clinical development of our product candidate is halted or terminated, whether by the FDA, a Data Safety Monitoring Board, or any other regulatory authority.  Upon termination of the agreement, the Company must pay for any source plasma already delivered to the Company and for any source plasma collected under the terms of the agreement.

10. STOCK OPTIONS	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
10. STOCK OPTIONS

10.      STOCK OPTIONS

On July 16, 2007 (the “Effective Date”), the Company’s Board and stockholders adopted the 2007 Employee Stock Options Plan (the “Plan”).  On July 17, 2012, the Company’s Board and stockholders amended the Plan to increase the aggregate number of options available for grant to 903,224.  The Plan has been adopted as a means of attracting, motivating, and retaining the best available personnel for positions of substantial responsibility within the Company.

The Plan provides for the Board or a Committee of the Board (the “Committee”) to grant awards to optionees and to determine the exercise price, vesting term, expiration date and all other terms and conditions of the Awards, including acceleration of the vesting of an Award at any time.  All options granted under the Plan are intended to be non-qualified options (“NQOs”) unless specified by the Committee to be incentive stock options (“ISOs”), as defined by the Internal Revenue Code.  NQOs may be granted to employees, consultants or Board members at an option price not less than the fair market value of the common stock subject to the Stock Option Agreement.  The following table summarizes information about stock options outstanding as of December 31, 2011 and 2012:

	Year Ended December 31, 2011		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	105,890	$2.62	105,890	$2.62
Forfeited	-	$-	-	-
Granted	-	$-	643,340	7.56
Outstanding at end of period and expected to vest	105,890	$2.62	749,230	$6.86
Options exercisable	101,958	$2.66	222,278	$5.25
Weighted-average fair value of options granted during the period		$-		$5.37

The weighted average remaining contractual term of stock options outstanding and expected to vest at December 31, 2012 is 8.6 years.  The weighted average remaining contractual term of stock options exercisable at December 31, 2012 is 7.1 years.

Stock-based compensation expense for the years ended December 31, 2011 and 2012 was:

	2011	2012
Research and development	$891	$101,606
General and administrative	22,056	525,181
Total stock-based compensation expense	$22,947	$626,787

As of December 31, 2012, the total compensation expense related to unvested options not yet recognized totaled $2,832,702. The weighted-average vesting period over which the total compensation expense will be recorded related to unvested options not yet recognized at December 31, 2012 was approximately 3.3 years.  As of December 31, 2012, the Company had 154,013 options available for future grant under the Plan and exercisable options of 222,278.

11. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
11. INCOME TAXES

11.      INCOME TAXES

A reconciliation of income taxes at the U.S. Federal statutory rate to the benefit for income taxes is as follows:	Year ended December 31,
	2011	2012
Benefit at US federal statutory rate	$(2,116,237)	$(2,692,436)
State taxes - deferred	(373,454)	(395,946)
Beneficial conversion feature	189,182	-
Increase in valuation allowance, inclusive of true-ups	2,397,522	3,088,382
Research and development credits	(97,013)	-
Sale of state net operating loss	(320,765)	(617,615)
Benefit for income taxes	$(320,765)	$(617,615)

A summary of our deferred tax assets is as follows:
Deferred tax assets:
Federal and state net operating loss carryforwards	$10,267,000	$11,602,301
Federal and state research credits	1,890,966	1,938,664
Total gross deferred tax assets	12,157,966	13,540,965
Less: valuation allowance for deferred tax assets	(12,157,966)	(13,540,965)
Net deferred tax assets	$-	$-

As of December 31, 2012, the Company had Federal and state net operating loss carryforwards of approximately $31.6 million and $19.6 million, respectively.  The Company also had Federal and state research and development tax credit carryforwards of approximately $1.3 million and $0.6 million, respectively.  The net operating loss carryforwards and tax credits will expire at various dates beginning in 2027 if not utilized.

The Company received $320,765 and $617,615 in January 2011 and January 2012, respectively, from the sale of net operating loss and research and development credit carryforwards under the New Jersey Economic Development Authority Technology Business Tax Certificate Transfer Program.  These amounts are recorded on the financial statements as income tax benefits in the year they are received.

12. SEGMENTS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
12. SEGMENTS

12.      SEGMENTS

The Company is engaged in the development and commercialization of human plasma and plasma-derived therapeutics.  The Company also operates an FDA-licensed source plasma collection facility located in Norcross, Georgia.  The Company defines its segments as those business units whose operating results are regularly reviewed by the chief operating decision maker (“CODM”) to analyze performance and allocate resources.

The plasma collection center segment includes the Company’s operation in Georgia.  The research and development segment includes the Company’s plasma development operations in New Jersey.

Summarized financial information concerning reportable segments is shown in the following table:

Year ended December 31, 2011	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$761,042	$	---	$	---	$761,042
Loss from operations	(609,676)		(2,581,386)		(1,431,894)	(4,622,956)
Interest expense, net	---		---		(1,601,269)	(1,601,269)
Loss before income taxes	(609,676)		(2,581,386)		(3,033,163)	(6,224,225)
Property and equipment at cost, net	822,265		28,924		9,743	860,932
Depreciation and amortization expense	197,274		18,144		4,134	219,552
Year ended December 31, 2012	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$1,118,118	$	---	$	---	$1,118,118
Loss from operations	(1,297,802)		(3,469,078)		(3,142,289)	(7,909,169)
Interest expense, net	---		---		(9,759)	(9,759)
Loss before income taxes	(1,297,802)		(3,469,078)		(3,152,048)	(7,918,928)
Property and equipment at cost, net	687,462		5,967		85,868	779,297
Depreciation and amortization expense	164,514		4,558		13,017	182,089

The “Corporate” column includes general and administrative overhead expenses.  The column for Research and Development expense includes the loss on sale of research and development inventory incurred during the year ended December 31, 2011.

Property and equipment, net, included in the “Corporate” column above includes assets related to corporate and support functions.

13. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13.      SUBSEQUENT EVENTS

On January 23, 2013, the Compensation Committee of the Board of Directors (the “Board”) of the Company approved the following bonuses for the Company’s executive officers in accordance with their respective employment agreements: Adam S. Grossman: $100,000, Brian Lenz: $77,250 and Dr. James Mond: $52,000. In addition, the Compensation Committee approved payment of a bonus of $25,000 to the non-executive Vice-Chairman of the Board, Dr. Jerrold B. Grossman, in accordance with the arrangement made in connection with the February 2012 private placement and merger.  The aforementioned bonuses are included in accrued expenses as of December 31, 2012.  The Compensation Committee furthermore approved three percent salary increases for its executive officers, effective February 4, 2013.

On February 28, 2013, the Company and Biotest extended the timeframe to finalize the terms of the  in-license agreement (See Note 9), which includes the in-license of certain rights to incomplete, in-process technology, the terms of which the Company expects to finalize by the end of the second quarter of 2013.  As such, the Company expects to account for the value of this license as a charge to operations once the terms of the in-license agreement are finalized.

On April 4, 2013, the Company effected a 1.27-for-1 stock split effected by means of a 0.27-for-1 stock dividend, relating to the shares of the Company's common stock, par value $0.0001 per share.  Accordingly, all share and per share amounts have been retroactively adjusted.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements include the accounts of ADMA Biologics, Inc. and its wholly-owned subsidiaries.  All significant intercompany transactions and balances have been eliminated in consolidation.

Cash and cash equivalents	Cash and cash equivalents The Company considers all highly-liquid instruments purchased with a maturity of three months or less to be cash equivalents.
Inventories

Inventories

Plasma inventories (both plasma intended for resale and plasma intended for internal use in our research and development activities) are carried at the lower of cost or market value determined on the first-in, first-out method.  Once the research and development plasma is processed to a finished good for ongoing trials it is then expensed to research and development.  Inventory at December 31, 2011 and 2012 consists of raw materials.  Inventory also includes plasma collected at the Company’s FDA licensed plasma collection center.  Certain plasma inventory was sold in 2011, and the Company recorded a loss of $1,934,630.  The total amount of inventory sold at book value was $2,439,487 and the Company received $504,857 in proceeds from the sales.

Revenue recognition

Revenue recognition

Revenue from the sale of human plasma collected at the Company’s FDA licensed plasma collection center and plasma-derived medicinal products is recognized at the time of transfer of title and risk of loss to the customer, which usually occurs at the time of shipment.  Revenue is recognized at the time of delivery if the Company retains the risk of loss during shipment.  The Company’s revenues are substantially attributed to one customer.

This plasma inventory sold in 2011 was sold on a non-recurring basis and had not been collected at our plasma collection facility, but had been purchased from third parties to conduct research and development for a different product.  The Company abandoned the research program and sold the inventory to generate additional funds for operations.  Therefore, the sale was not recorded as revenue with related cost of sales, but was instead recorded as a loss on sale of inventory.

Research and development costs

Research and development costs

The Company expenses all research and development costs as incurred including plasma and equipment for which there is no alternative future use.  Such expenses include licensing fees and costs associated with planning and conducting clinical trials.

Use of estimates

Use of estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Significant estimates include valuation of inventory, assumptions used in the fair value of stock-based compensation, and the allowance for the valuation of future tax benefits.

Concentration of credit risk	Concentration of credit risk Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents.
Property and equipment

Property and equipment

Fixed assets are stated at cost less accumulated depreciation.  Depreciation is calculated using the straight-line method over the asset’s estimated useful life, which is five to ten years.  Leasehold improvements are amortized over the lesser of the lease term or their estimated useful lives.

Income taxes

Income taxes

From June 24, 2004 to July 16, 2007, the Company elected to be taxed as an S corporation for both Federal and state income tax reporting purposes.  Accordingly, the taxable income or loss related to that period was includable in the personal income tax returns of the stockholders.

Effective July 16, 2007, the Company was merged into a C corporation and adopted guidance issued by the Financial Accounting Standards Board, “Accounting for Income Taxes” which requires that the Company recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined on the basis of the difference between the tax basis of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse.  The Company records a valuation allowance on its deferred income tax assets if it is more likely than not that these deferred income tax assets will not be realized.

The Company has no unrecognized tax benefits at December 31, 2011 and 2012.  The Company’s U.S. Federal and state income tax returns prior to fiscal year 2009 are closed and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

The Company will recognize interest and penalties associated with tax matters as income tax expense.

Earnings (loss) per common share

Earnings (Loss) Per Share

Net loss per share is determined in accordance with the two-class method.  This method is used for computing basic net loss per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the Company.  Under the two-class method, net loss is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings.  The Company’s Series A convertible preferred stock are participating securities, since the stockholders are entitled to share in dividends declared by the board of directors with the common stock based on their equivalent common shares.

Basic net loss per share is computed by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the period.  Because the holders of the Series A convertible preferred stock are not contractually required to share in the Company’s losses in applying the two-class method to compute basic net loss per common share, no allocation to preferred stock was made for the years ended December 31, 2011 and 2012.

Diluted net loss per share is calculated by dividing net loss applicable to common stockholders as adjusted for the effect of dilutive securities, if any, by the weighted average number of common stock and dilutive common stock outstanding during the period.  Potential common shares include the shares of common stock issuable upon the exercise of outstanding stock options and a warrant (using the treasury stock method) and the conversion of the shares of Series A convertible preferred stock (using the more dilutive of the (a) as converted method or (b) the two –class method).  Potential common shares in the diluted net loss per share computation are excluded to the extent that they would be anti-dilutive.  No potentially dilutive securities are included in the computation of any diluted per share amounts as the Company reported a net loss for all periods presented.  Potentially dilutive securities that would be issued upon conversion of convertible notes, conversion of Series A convertible preferred stock, and the exercise of outstanding warrants and stock options were 2.2 million at December 31, 2011 and 0.9 million at December 31, 2012.

Stock-based compensation

Stock-based compensation

The Company follows recognized accounting guidance which requires all stock-based payments, including grants of stock options, to be recognized in the Statement of Operations as compensation expense, based on their fair  values on the grant date.  The estimated fair value of options granted under the Company’s 2007 Employee Stock Option Plan (the “Plan”) are recognized as compensation expense over the option-vesting period.

During the years ended December 31, 2011 and 2012, the Company recorded stock-based compensation expense to employees and a consultant of $22,947 and $626,787, respectively.  There were 0 and 643,325 options granted to employees and members of the Board of Directors for the years ended December 31, 2011 and 2012, respectively.

The fair value of employee options granted was determined on the date of grant using the Black-Scholes model.  The Black-Scholes option valuation model was developed for use in estimating the fair value of publicly traded options, which have no vesting restrictions and are fully transferable.  In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility.  The Company’s employee stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions can materially affect the fair value estimate.  Because there is no public market for the Company’s stock and very little historical experience with the Company’s stock options, a small similar publicly traded company was used for comparison and expectations as to assumptions required for fair value computation using the Black-Scholes methodology.  Guidance for stock-based compensation requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The Company currently estimates there will be no forfeitures of options.

The Company records compensation expense associated with stock options and other forms of equity compensation using the Black-Scholes option-pricing model and the following assumptions:

Year Ended December 31,
2012
Risk-free interest rate	0.97-1.62%
Expected volatility	82-85%
Expected term of options in years	6.25
Expected dividend yield	0.0%

Fair value of financial instruments

Fair value of financial instruments

The carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents, accounts payable, and notes payable are shown at cost which approximates fair value due to the short-term nature of these instruments.  The carrying value of the long-term note payable approximates its fair value as of December 31, 2012, due to the timing of its closing which occurred on December 21, 2012.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Schedule of assumptions used for equity compensation expense
Year Ended December 31,
2012
Risk-free interest rate	0.97-1.62%
Expected volatility	82-85%
Expected term of options in years	6.25
Expected dividend yield	0.0%

3. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment Tables
Schedule of property and equipment

Property and equipment consist of the following at December 31:	2011	2012
Lab and office equipment	$465,778	$523,300
Computer software	141,277	141,277
Leasehold improvements	940,103	940,103
	1,547,158	1,604,680
Less: accumulated depreciation and amortization	(686,226)	(825,383)
	$860,932	$779,297

4. LEASEHOLD IMPROVEMENT LOAN (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule Principal maturities under leasehold improvement loan
2013	$11,569
2014	12,654
2015	13,841
2016	15,139
2017	16,559
Thereafter	19,697
Total	$89,459

5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable To Significant Stockholders Tables
Schedule of notes payable
Issue Date	Principal December 31, 2010	Principal Issued in 2011			Principal Converted in 2011		Principal Repaid in 2011		Principal December 31, 2011		Interest Rate	Conversion Price

Aug-09	$2,500,000	$	---		$(2,500,000	) *	$	---	$	---	9%	$1.9930
Dec-09	2,500,000		---		(2,500,000	) *		---		---	9%	$1.9930
Jun-10	1,800,000		---		(1,800,000	) *		---		---	12%	$1.9930
Dec-10	500,000		---		(500,000	) *		---		---	10%	$1.9930
Feb-11	---		300,000		(300,000	) *		---		---	10%	$1.9930
May-11	---		250,000		(250,000	) *		---		---	10%	$1.9930
Jun-11	---		300,000		(300,000	) *		---		---	10%	$1.9930
Aug-11	---		250,000		---			---		250,000	10%	$1.9930
Sep-11	---		100,000	**	---			(100,000)		---	18%	---
Oct-11	---		100,000	**	---			(100,000)		---	18%	---
Dec-11	---		200,000		---			---		200,000	18%	---
	$7,300,000		$1,500,000		$(8,150,000)			$(200,000)		$450,000

9. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments
2013	$156,058
2014	159,995
2015	164,026
2016	168,089
2017	172,278
Thereafter	131,618
$952,064

10. STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of stock options outstanding

	Year Ended December 31, 2011		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	105,890	$2.62	105,890	$2.62
Forfeited	-	$-	-	-
Granted	-	$-	643,340	7.56
Outstanding at end of period and expected to vest	105,890	$2.62	749,230	$6.86
Options exercisable	101,958	$2.66	222,278	$5.25
Weighted-average fair value of options granted during the period		$-		$5.37

Stock-based compensation expense
	2011	2012
Research and development	$891	$101,606
General and administrative	22,056	525,181
Total stock-based compensation expense	$22,947	$626,787

11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income taxes
A reconciliation of income taxes at the U.S. Federal statutory rate to the benefit for income taxes is as follows:	Year ended December 31,
	2011	2012
Benefit at US federal statutory rate	$(2,116,237)	$(2,692,436)
State taxes - deferred	(373,454)	(395,946)
Beneficial conversion feature	189,182	-
Increase in valuation allowance, inclusive of true-ups	2,397,522	3,088,382
Research and development credits	(97,013)	-
Sale of state net operating loss	(320,765)	(617,615)
Benefit for income taxes	$(320,765)	$(617,615)

A summary of our deferred tax assets is as follows:
Deferred tax assets:
Federal and state net operating loss carryforwards	$10,267,000	$11,602,301
Federal and state research credits	1,890,966	1,938,664
Total gross deferred tax assets	12,157,966	13,540,965
Less: valuation allowance for deferred tax assets	(12,157,966)	(13,540,965)
Net deferred tax assets	$-	$-

12. SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENTS
Year ended December 31, 2011	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$761,042	$	---	$	---	$761,042
Loss from operations	(609,676)		(2,581,386)		(1,431,894)	(4,622,956)
Interest expense, net	---		---		(1,601,269)	(1,601,269)
Loss before income taxes	(609,676)		(2,581,386)		(3,033,163)	(6,224,225)
Property and equipment at cost, net	822,265		28,924		9,743	860,932
Depreciation and amortization expense	197,274		18,144		4,134	219,552
Year ended December 31, 2012	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$1,118,118	$	---	$	---	$1,118,118
Loss from operations	(1,297,802)		(3,469,078)		(3,142,289)	(7,909,169)
Interest expense, net	---		---		(9,759)	(9,759)
Loss before income taxes	(1,297,802)		(3,469,078)		(3,152,048)	(7,918,928)
Property and equipment at cost, net	687,462		5,967		85,868	779,297
Depreciation and amortization expense	164,514		4,558		13,017	182,089

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Risk-free interest rate Minimum	0.97%
Risk-free interest rate Maximum	1.62%
Expected volatility Minimum	82.00%
Expected volatility Maximum	85.00%
Expected term of options in years	6 years 3 months
Expected dividend yield	0.00%

3. PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Tables
Lab and office equipment	$ 523,300	$ 465,778
Computer software	141,277	141,277
Leasehold improvements	940,103	940,103
Total gross	1,604,680	1,547,158
Less: accumulated depreciation and amortization	(825,383)	(686,226)
Net	$ 779,297	$ 860,932

4. LEASEHOLD IMPROVEMENT LOAN (Details) (USD $)	Dec. 31, 2012
Notes to Financial Statements
2013	$ 11,569
2014	12,654
2015	13,841
2016	15,139
2017	16,559
Thereafter	19,697
Total	$ 89,459

5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Note 1		Dec. 31, 2010 Note 1	Dec. 31, 2011 Note 2		Dec. 31, 2010 Note 2	Dec. 31, 2011 Note 3		Dec. 31, 2010 Note 3	Dec. 31, 2011 Note 4		Dec. 31, 2010 Note 4	Dec. 31, 2011 Note 5		Dec. 31, 2011 Note 6		Dec. 31, 2011 Note 7		Dec. 31, 2011 Note 8	Dec. 31, 2011 Note 9		Dec. 31, 2011 Note 10	Dec. 31, 2011 Note 11
Issue Date						Aug 1, 2009			Dec 1, 2009			Jun 1, 2010			Dec 10, 2010	Feb 1, 2011		May 1, 2011		Jun 1, 2011		Aug 1, 2011	Sep 1, 2011		Oct 1, 2011	Dec 1, 2011
Principal		$ 450,000	$ 7,300,000			$ 2,500,000			$ 2,500,000			$ 1,800,000			$ 500,000							$ 250,000				$ 200,000
Principal Issued		1,500,000														300,000		250,000		300,000		250,000	100,000	[1]	100,000
Principal Converted		(8,150,000)		2,500,000	[2]		2,500,000	[2]		1,800,000	[2]		500,000	[2]		300,000	[2]	250,000	[2]	300,000	[2]
Principal Repaid	$ 200,000	$ 200,000																					$ 100,000		$ 100,000
Interest rate				9.00%			9.00%			12.00%			10.00%			10.00%		10.00%		10.00%		10.00%	18.00%		18.00%	18.00%
Conversion Price				$ 1.993			$ 1.993			$ 1.993			$ 1.993			$ 1.993		$ 1.993		$ 1.993		$ 1.993

[1]	Notes paid in full during the year ended December 31, 2011 including interest of $1,972.
[2]	Notes convertible into Series A-1 and A-2 Preferred Stock. The conversion price was amended to $1.9930 on December 22, 2011, resulting in a charge to interest expense of $556,418. Additional charges to interest of $184,185 and $132,662 were recorded in 2011 and 2010, respectively, for the beneficial conversion feature on the notes issued in June and December 2010.

9. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 156,058
2014	159,995
2015	164,026
2016	168,089
2017	172,278
Thereafter	131,618
Total	$ 952,064

10. STOCK OPTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding at beginning of period	105,890	105,890
Forfeited	0	0
Granted	643,340	0
Outstanding at end of period and expected to vest	749,230	105,890
Options exercisable	222,278	101,958
Weighted Average Exercise Price
Outstanding at beginning of period	$ 2.62	$ 2.62
Forfeited	$ 0	$ 0
Granted	$ 7.56	$ 0
Outstanding at end of period and expected to vest	$ 6.86	$ 2.62
Options exercisable	$ 5.25	$ 2.66
Weighted-average fair value of options granted during the period	$ 5.37	$ 0

10. STOCK OPTIONS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expenses
Total stock-based compensation expense	$ 626,787	$ 22,947
Research and Development Expense
Stock-based compensation expenses
Total stock-based compensation expense	101,606	891
General and Administrative Expense
Stock-based compensation expenses
Total stock-based compensation expense	$ 525,181	$ 22,056

11. INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Benefit at US federal statutory rate	$ (2,692,436)	$ (2,116,237)
State taxes - deferred	(395,946)	(373,454)
Beneficial conversion feature	0	189,182
Increase in valuation allowance, inclusive of true-ups	3,088,382	2,397,522
Research and development credits	0	(97,013)
Sale of state net operating loss	(617,615)	(320,765)
Benefit for income taxes	(617,615)	(320,765)
Deferred tax assets:
Federal and state net operating loss carryforwards	11,602,301	10,267,000
Federal and state research credits	1,938,664	1,890,966
Total gross deferred tax assets	13,540,965	12,157,966
Less: valuation allowance for deferred tax assets	(13,540,965)	(12,157,966)
Net deferred tax assets	$ 0	$ 0

12 SEGMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summarized financial information concerning reportable segments
Revenues	$ 1,118,118	$ 761,042
Loss from operations	(7,909,169)	(4,622,956)
Interest expense, net	(9,759)	(1,601,269)
Loss before income taxes	(7,918,928)	(6,224,225)
Property and equipment at cost, net	779,297	860,932
Depreciation and amortization expense	182,089	219,552
Plasma Collection Center Member
Summarized financial information concerning reportable segments
Revenues	1,118,118	761,042
Loss from operations	(1,297,802)	(609,676)
Interest expense, net	0	0
Loss before income taxes	(1,297,802)	(609,676)
Property and equipment at cost, net	687,462	822,265
Depreciation and amortization expense	164,514	197,274
Research And Development Member
Summarized financial information concerning reportable segments
Revenues	0	0
Loss from operations	(3,469,078)	(2,581,386)
Interest expense, net	0	0
Loss before income taxes	(3,469,078)	(2,581,386)
Property and equipment at cost, net	5,967	28,924
Depreciation and amortization expense	4,558	18,144
Corporate Member
Summarized financial information concerning reportable segments
Revenues	0	0
Loss from operations	(3,142,289)	(1,431,894)
Interest expense, net	(9,759)	(1,601,269)
Loss before income taxes	(3,152,048)	(3,033,163)
Property and equipment at cost, net	85,868	9,743
Depreciation and amortization expense	$ 13,017	$ 4,134

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrecognized tax benefits	0	0
Potentially dilutive securities	900,000	2,200,000
Employees and Board Members [Member]
Options to purchase shares of common stock granted to employees and members of the Board of Directors	643,325	0

3. PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details Narrative
Depreciation and amortization expense	$ 182,089	$ 219,552
Loss on disposal of equipment	$ (18,399)	$ (945)

5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Total interest expense incurred on the notes payable	$ 1,959	$ 1,587,685

6. DEBT (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest expense	$ 30,683	$ 1,602,958
Hercules Loan
Interest expense	$ 9,386

7. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Didividends accumulated on the Series A shares	$ 0	$ 5,326,207

8. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Rent expense	$ 96,448	$ 96,448
Senior secured convertible promissory notes and nonconvertible promissory notes owed to existing common and preferred stockholders	$ 0	$ 450,000